Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
The Company’s results from transactions with UMD and Duke, as reflected in the Statements of Operations and Comprehensive Loss are detailed below:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Research and development	$796	$61	$1,336	$110
General and administrative	61	9	130	16
The Company has the following balances related to transactions with UMD and Duke, as reflected in the Balance Sheets:

	June 30, 2021	December 31, 2020
Assets
Prepaid expenses and other current assets	769	1,013
Operating lease right-of-use asset	4,164	4,296
Other noncurrent assets	2,105	2,365
Liabilities
Accounts payable	1	5
Current operating lease liabilities	559	495
Non-current operating lease liabilities	3,716	3,776

The Company’s results from transactions with UMD and Duke, as reflected in the Statements of Operations and Comprehensive Loss are detailed below:

	Year Ended December 31,
	2020	2019
Research and development	247	136
General and administrative	35	20
The Company has the following balances related to transactions with UMD and Duke, as reflected in the Balance Sheets:

	December 31, 2020	December 31, 2019
Assets
Other noncurrent assets	2,365	—
Prepaid expenses and other current assets	1,013	—
Operating lease right-of-use asset	4,296	636

Liabilities
Accounts payable	5	—
Current operating lease liabilities	495	133
Non-current operating lease liabilities	3,776	551